Client deposits (Tables)	12 Months Ended
Dec. 31, 2017
Client deposits (Tables) [Abstract]
Balance of Customer deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2016	2015	2014

Classification:
Financial liabilities at amortized cost	276,042,141	247,445,177	243,042,872
Total	276,042,141	247,445,177	243,042,872

Type:
Demand deposits
Current accounts (1)	17,559,985	15,868,201	15,579,923
Savings accounts	40,572,369	36,051,476	35,984,838
Time deposits	146,817,650	94,478,875	89,986,025
Repurchase agreements	71,092,137	101,046,625	101,492,086
Of which:
Backed operations with Private Securities (2)	33,902,890	59,460,210	61,173,979
Backed operations with Government Securities	37,189,247	41,586,415	40,318,107
Total	276,042,141	247,445,177	243,042,872

(1) Non-interest bearing accounts.

(2) Refers primarily to repurchase agreements backed by own-issued debentures.